Exhibit 99.1

World Omni Auto Receivables Trust 2020-C

Monthly Servicer Certificate

November 30, 2020

Dates Covered
Collections Period	11/01/20 - 11/30/20
Interest Accrual Period	11/16/20 - 12/14/20
30/360 Days	30
Actual/360 Days	29
Distribution Date	12/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/20	1,160,967,483.56	44,363
Yield Supplement Overcollateralization Amount 10/31/20	47,020,107.70	0
Receivables Balance 10/31/20	1,207,987,591.26	44,363
Principal Payments	31,817,737.14	513
Defaulted Receivables	621,054.79	22
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/20	45,139,274.84	0
Pool Balance at 11/30/20	1,130,409,524.49	43,828

Pool Statistics	$ Amount	# of Accounts
Pool Factor	89.16%
Prepayment ABS Speed	1.16%
Aggregate Starting Principal Balance	1,318,405,815.29	46,124

Delinquent Receivables:
Past Due 31-60 days	5,421,442.57	208
Past Due 61-90 days	1,247,732.71	56
Past Due 91-120 days	195,142.38	9
Past Due 121+ days	0.00	0
Total	6,864,317.66	273

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.58%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.12%
Delinquency Trigger Occurred	NO

Recoveries	150,819.22
Aggregate Net Losses/(Gains) - November 2020	470,235.57
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.47%
Prior Net Losses Ratio	0.15%
Second Prior Net Losses Ratio	0.06%
Third Prior Net Losses Ratio	0.01%
Four Month Average	0.17%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.05%

Overcollateralization Target Amount	12,999,709.53
Actual Overcollateralization	12,999,709.53
Weighted Average APR	4.07%
Weighted Average APR, Yield Adjusted	5.76%
Weighted Average Remaining Term	61.21

Flow of Funds	$ Amount

Collections	36,046,587.63
Investment Earnings on Cash Accounts	2,164.95
Servicing Fee(1)	(1,006,656.33)
Transfer to Collection Account	-
Available Funds	35,042,096.25

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	373,264.75
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	27,383.25
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	21,892.50
(7) Noteholders' Third Priority Principal Distributable Amount	17,206,833.01
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	12,999,709.53
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,413,013.21
(12) Collection Account Redeposits	-

Total Distributions of Available Funds	35,042,096.25

Servicing Fee	1,006,656.33
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	1,199,070,000.00
Original Class B	37,770,000.00
Original Class C	18,900,000.00

Total Class A, B, & C
Note Balance @ 11/16/20	1,147,616,357.50
Principal Paid	30,206,542.54
Note Balance @ 12/15/20	1,117,409,814.96

Class A-1
Note Balance @ 11/16/20	101,876,357.50
Principal Paid	30,206,542.54
Note Balance @ 12/15/20	71,669,814.96
Note Factor @ 12/15/20	34.1284833%

Class A-2
Note Balance @ 11/16/20	467,740,000.00
Principal Paid	0.00
Note Balance @ 12/15/20	467,740,000.00
Note Factor @ 12/15/20	100.0000000%

Class A-3
Note Balance @ 11/16/20	416,710,000.00
Principal Paid	0.00
Note Balance @ 12/15/20	416,710,000.00
Note Factor @ 12/15/20	100.0000000%

Class A-4
Note Balance @ 11/16/20	104,620,000.00
Principal Paid	0.00
Note Balance @ 12/15/20	104,620,000.00
Note Factor @ 12/15/20	100.0000000%

Class B
Note Balance @ 11/16/20	37,770,000.00
Principal Paid	0.00
Note Balance @ 12/15/20	37,770,000.00
Note Factor @ 12/15/20	100.0000000%

Class C
Note Balance @ 11/16/20	18,900,000.00
Principal Paid	0.00
Note Balance @ 12/15/20	18,900,000.00
Note Factor @ 12/15/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	422,540.50
Total Principal Paid	30,206,542.54
Total Paid	30,629,083.04

Class A-1
Coupon	0.20684%
Interest Paid	16,974.75
Principal Paid	30,206,542.54
Total Paid to A-1 Holders	30,223,517.29

Class A-2
Coupon	0.35000%
Interest Paid	136,424.17
Principal Paid	0.00
Total Paid to A-2 Holders	136,424.17

Class A-3
Coupon	0.48000%
Interest Paid	166,684.00
Principal Paid	0.00
Total Paid to A-3 Holders	166,684.00

Class A-4
Coupon	0.61000%
Interest Paid	53,181.83
Principal Paid	0.00
Total Paid to A-4 Holders	53,181.83

Class B
Coupon	0.87000%
Interest Paid	27,383.25
Principal Paid	0.00
Total Paid to B Holders	27,383.25

Class C
Coupon	1.39000%
Interest Paid	21,892.50
Principal Paid	0.00
Total Paid to C Holders	21,892.50

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3364873
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.0547745
Total Distribution Amount	24.3912618

A-1 Interest Distribution Amount	0.0808321
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	143.8406788
Total A-1 Distribution Amount	143.9215109

A-2 Interest Distribution Amount	0.2916667
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.2916667

A-3 Interest Distribution Amount	0.4000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.4000000

A-4 Interest Distribution Amount	0.5083333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5083333

B Interest Distribution Amount	0.7250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7250000

C Interest Distribution Amount	1.1583333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.1583333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	569.64
Noteholders' Principal Distributable Amount	430.36

Account Balances	$ Amount

Reserve Account
Balance as of 11/16/20	12,588,844.52
Investment Earnings	1,547.90
Investment Earnings Paid	(1,547.90)
Deposit/(Withdrawal)	-
Balance as of 12/15/20	12,588,844.52
Change	-

Required Reserve Amount	12,588,844.52

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,623,647.32	$2,855,375.16	$2,301,222.39
Number of Extensions	116	97	81
Ratio of extensions to Beginning of Period Receivables Balance	0.30%	0.23%	0.18%

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.